Other Liabilities, Provisions, Contingencies and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 57,446
Rental expense	10,621	$ 9,468	$ 8,202
Brazil [member]
Disclosure of financial liabilities [line items]
Litigation amount	7,739	$ 9,433	$ 8,093
Coca-Cola FEMSA [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	51,104
Coca-Cola FEMSA [member] | ICMS [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	12,346
Coca-Cola FEMSA [member] | Tax credits [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	33,217
Coca-Cola FEMSA [member] | Federal taxes [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	4,787
Coca-Cola FEMSA [member] | Value added tax [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	664
Heineken [member] | Unsettled [member] | Brazil [member]
Disclosure of financial liabilities [line items]
Unsettled indirect tax contingencies	$ 4,113